State Street International Stock Selection Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Net Dividend Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.90%	3.05%	3.16%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	5.05%	4.36%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	8.10%	5.15%	4.45%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	4.90%	4.20%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	3.96%	3.33%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	3.73%	3.23%